Condensed Consolidated Statements of Operations (Unaudited) - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Income Statement [Abstract]
Revenues	$ 536,584	$ 521,433	$ 1,664,594	$ 1,530,932
Operating expenses:
Purchased transportation costs	365,678	358,480	1,146,713	1,033,197
Personnel and related benefits	78,118	73,263	229,843	223,345
Other operating expenses	93,995	100,123	291,206	291,711
Depreciation and amortization	9,614	9,319	27,803	27,834
Operations restructuring costs	0	0	4,655	0
Gain from sale of Unitrans	0	(35,440)	0	(35,440)
Impairment charges	0	4,402	0	4,402
Total operating expenses	547,405	510,147	1,700,220	1,545,049
Operating (loss) income	(10,821)	11,286	(35,626)	(14,117)
Interest expense:
Interest expense-preferred stock	32,847	8,683	71,571	33,723
Interest expense-debt	2,951	1,819	8,002	11,659
Total interest expense	35,798	10,502	79,573	45,382
Loss from debt extinguishment	0	6,049	0	15,876
Loss before income taxes	(46,619)	(5,265)	(115,199)	(75,375)
(Benefit from) provision for income taxes	(5,058)	4,788	(8,040)	(7,516)
Net loss	$ (41,561)	$ (10,053)	$ (107,159)	$ (67,859)
Loss per share:
Basic (in dollars per share)	$ (1.08)	$ (0.26)	$ (2.78)	$ (1.77)
Diluted (in dollars per share)	$ (1.08)	$ (0.26)	$ (2.78)	$ (1.77)
Weighted average common stock outstanding:
Basic (in shares)	38,512	38,420	38,490	38,399
Diluted (in shares)	38,512	38,420	38,490	38,399